Analysis of the Change in Cumulative Foreign Currency Translation Adjustments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Foreign Currency [Abstract]
Accumulated other comprehensive loss

Accumulated other comprehensive loss represents foreign currency translation items associated with the Company’s foreign operations. Following is an analysis of the changes in the cumulative foreign currency translation adjustment account, net of applicable taxes (in thousands):

Amount
Accumulated other comprehensive loss—December 31, 2019	$(218)
Foreign currency translation adjustment	(105)

Accumulated other comprehensive loss—March 31, 2020	(323)

Amount
Accumulated other comprehensive loss—December 31, 2020	(206)
Foreign currency translation adjustment	39

Accumulated other comprehensive loss—March 31, 2021	$(167)

Accumulated other comprehensive loss represents foreign currency translation items associated with the Company’s foreign operations. Following is an analysis of the changes in the cumulative foreign currency translation adjustment account (in thousands):

Amount
Accumulated other comprehensive loss—December 31, 2020	$(206)
Foreign currency translation adjustment	12

Accumulated other comprehensive loss—December 31, 2019	(218)
Foreign currency translation adjustment	(48)

Accumulated other comprehensive loss—December 31, 2018	$(170)